Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 14 – EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2017 and 2016, the balance of statutory reserve was $4,617,039 and $4,017,957, respectively.

Share Issuance

On November 18, 2017, the Company granted 15,705 shares and 8,000 shares collectively to its Chief Financial Officer and two directors, respectively. On November 18, 2016, the Company granted 15,705 shares and 8,000 shares collectively to its Chief Financial Officer and two directors, respectively. On November 2, 2015, the Company granted 15,667 shares and 12,000 shares collectively to its Chief Financial Officer and three directors, respectively. On November 18, 2015, the Company granted 38 shares to its Chief Financial Officer. The Company recorded $58,867, $123,339 and $23,088 as stock based compensation expense for the years ended December 31, 2017, 2016 and 2015, respectively.